Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued/Paid[1]
Common – Annual-Variable Dividends:
December 2025	January 2026	$13.50	$7,913
December 2024	January 2025	4.50	2,637
December 2023	January 2024	0.75	439

Common – Quarterly Dividends:
December 2025	January 2026	0.10	59
August 2025	October 2025	0.10	59
May 2025	July 2025	0.10	58
March 2025	April 2025	0.10	59
December 2024	January 2025	0.10	58
August 2024	October 2024	0.10	59
May 2024	July 2024	0.10	58
March 2024	April 2024	0.10	59
December 2023	January 2024	0.10	59
August 2023	October 2023	0.10	58
May 2023	July 2023	0.10	59
March 2023	April 2023	0.10	59
December 2022	January 2023	0.10	58

Preferred Dividends:
January 2024	February 2024	15.688377	8
October 2023	December 2023	20.753157	10
August 2023	September 2023	20.67700	10
May 2023	June 2023	18.92463	10
December 2022	March 2023	26.875	13
[1] The accrual is based on an estimate of shares outstanding as of the record date and recorded as dividends payable on common shares on our consolidated balance sheets until paid; the prior year accrual was reclassified into this line item from accounts payable, accrued expenses, and other liabilities to conform to the current year presentation.